Income taxes - Unrecognized tax benefit and LAT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefit
Balance at January 1	$ 130,560,908	$ 101,198,970	$ 73,605,084
Additions for tax positions of current year	6,295,454	29,025,853	26,350,344
Reclassification from prior year tax payable	0	0	14,361,802
Reductions for tax positions of prior years	0	0	(13,118,260)
Movement in current year due to foreign exchange rate fluctuation	(1,294,287)	336,085	0
Balance at December 31	135,562,075	130,560,908	$ 101,198,970
Unrecognized tax benefits, interest on income taxes expense	10,042,468	25,287,932
Unrecognized tax benefits, late payment interest	4,304,458	3,128,988
Unrecognized tax benefits, late payment interests from prior period	557,444	608,933
Unrecognized tax benefits	$ 13,279,620	$ 13,678,371
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%